Interest in associates and joint ventures - Impairment testing (Details) - USD ($) $ in Millions	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016
Disclosure of associates [line items]
Carrying amount	$ 22,577		$ 19,874
Bank of Communications Co., Limited
Disclosure of associates [line items]
VIU	18,300		16,100
Carrying amount	18,057	$ 18,057	15,765	$ 15,765
Fair value	$ 10,491		$ 10,207